Fair Value Measurements (Reconciliation of Assets and Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)) (Details) (Fair Value, Measurements, Recurring [Member], USD $)
12 Months Ended
Dec. 31, 2014
Contingent consideration [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at December 31, 2013	$ 0
Addition in connection with business acquisition (Note 3(1)&(3))	20,951,000
Increase in fair value	1,217,000
Balance at December 31, 2014	22,168,000
Assets measured at fair value on a recurring basis using significant unobservable inputs (level 3)	$ 0
Contingent consideration, part one [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Discount rate	13.00%
Contingent consideration, part two [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Discount rate	14.00%